ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued expenses and other

	December 31, 2015	December 31, 2014
Employee compensation and benefits	$283.0	$183.9
Self-insurance reserves	80.6	54.2
Accrued taxes payable	83.8	32.0
Royalty and license fees payable	7.2	8.2
Restructuring reserves	58.6	7.8
Acquisition related reserves	12.1	7.0
Interest payable	63.8	19.7
Other	44.0	28.6
	$633.1	$341.4